UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2010 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 95.5%
Certificates of Deposit — 14.8%
Barclays Bank PLC
0.63% due 04/08/10†	$25,750,000	$25,750,000
Credit Agricole Corp.
0.39% due 04/05/10†	11,300,000	11,299,712
Credit Agricole Corp.
1.00% due 05/04/10†	12,500,000	12,508,021
Deutsche Bank AG
0.65% due 10/05/10	12,600,000	12,600,000
Deutsche Bank AG
0.86% due 06/18/10†	12,750,000	12,767,707
Nordea Bank Finland PLC
0.20% due 04/30/10	12,400,000	12,400,000
Royal Bank of Canada
0.23% due 04/09/10†	12,500,000	12,500,000
Royal Bank of Canada
0.25% due 04/23/10†	12,300,000	12,300,000

Total Certificates of Deposit (amortized cost $112,125,440)		112,125,440

Commercial Paper — 4.9%
BNP Paribas Finance, Inc.
0.05% due 04/01/10	25,000,000	25,000,000
J.P. Morgan Chase & Co.
0.01% due 04/01/10	12,000,000	12,000,000

Total Commercial Paper (amortized cost $37,000,000)		37,000,000

Corporate Bonds & Notes — 0.7%
J.P. Morgan Chase & Co.
FDIC Guar. Notes
0.33% due 05/24/10† (amortized cost $5,000,000)	5,000,000	5,000,000

Medium Term Notes — 15.2%
Bank of America NA
0.27% due 04/22/10†	12,300,000	12,300,000
Bank of America NA
0.85% due 05/12/10†	11,500,000	11,507,360
Citigroup Funding, Inc.
1.30% due 05/07/10†	35,400,000	35,391,574
Citigroup, Inc.
0.40% due 05/18/10†	524,000	523,343
General Electric Capital Corp.
0.29% due 04/05/10†	562,000	562,032
General Electric Capital Corp.
0.31% due 04/06/10†	1,050,000	1,050,348
General Electric Capital Corp.
0.65% due 06/09/10†	1,510,000	1,511,171
General Electric Capital Corp.
FDIC Guar. Notes
0.88% due 06/09/10†	10,400,000	10,460,545
J.P. Morgan Chase & Co.
0.60% due 06/24/10†	14,000,000	14,023,654
Merrill Lynch & Co., Inc.
2.50% due 05/12/10†	1,730,000	1,734,420
Wachovia Bank NA
0.32% due 06/02/10†	7,050,000	7,047,168
Wachovia Corp.
0.40% due 06/01/10†	12,750,000	12,749,020
Wells Fargo & Co.
0.47% due 05/20/10†	6,000,000	6,003,500

Total Medium Term Notes (amortized cost $114,864,135)		114,864,135

U.S. Government Agencies — 59.9%
Agency for International Development Panama
0.66% due 04/01/10†	1,513,221	1,515,855
Federal Farm Credit Bank
0.25% due 04/27/10†	13,000,000	12,998,994
2.25% due 07/01/10	280,000	281,075
4.45% due 08/27/10	290,000	294,191
Federal Home Loan Bank
0.01% due 04/01/10	23,000,000	23,000,000
0.12% due 04/21/10	12,000,000	11,999,200
0.12% due 04/23/10	12,500,000	12,499,083
0.15% due 04/13/10†	35,000,000	34,997,960
0.15% due 05/19/10	10,000,000	9,998,000
0.15% due 06/14/10	7,300,000	7,297,749
0.20% due 04/08/10†	28,000,000	28,000,718
0.22% due 04/21/10†	26,000,000	26,000,000
0.35% due 10/13/10	12,650,000	12,650,000
0.50% due 10/19/10	25,500,000	25,497,781
0.55% due 07/15/10	635,000	634,641
0.90% due 04/07/10	12,500,000	12,499,896
Federal Home Loan Mtg. Corp.
0.14% due 04/27/10	7,700,000	7,699,221
0.15% due 04/12/10†	12,000,000	11,999,942
0.17% due 06/17/10	6,000,000	5,997,883
0.19% due 07/13/10	12,300,000	12,293,314
0.20% due 07/23/10	7,300,000	7,295,417
0.20% due 08/17/10	7,500,000	7,494,250
0.21% due 04/26/10	12,500,000	12,498,177
0.22% due 04/26/10	12,500,000	12,498,090
0.24% due 04/26/10	12,700,000	12,697,883
0.24% due 08/31/10	12,700,000	12,687,131
0.28% due 10/26/10	9,500,000	9,484,906
0.30% due 04/07/10†	13,500,000	13,498,628
0.32% due 09/14/10	3,612,000	3,606,670
Federal National Mtg. Assoc.
0.14% due 04/13/10†	32,000,000	31,999,887
0.15% due 06/01/10	6,000,000	5,998,475
0.19% due 07/19/10	12,000,000	11,993,097
0.20% due 05/05/10†	13,500,000	13,499,448
0.20% due 06/14/10	12,500,000	12,494,861
0.21% due 08/02/10	12,000,000	11,991,390
0.21% due 08/04/10	12,600,000	12,590,813
4.13% due 05/15/10	680,000	682,911
4.30% due 08/18/10	520,000	526,801
4.38% due 09/13/10	770,000	781,933
7.13% due 06/15/10	367,000	371,868

Total U.S. Government Agencies (amortized cost $452,848,139)		452,848,139

Total Short-Term Investment Securities — 95.5% (amortized cost $721,837,714)		721,837,714

REPURCHASE AGREEMENT — 4.6%
Repurchase Agreement — 4.6%
UBS Securities LLC Joint Repurchase Agreement(1) (amortized cost $34,462,000)	34,462,000	34,462,000

TOTAL INVESTMENTS — (amortized cost $756,299,714)(2)	100.1%	756,299,714
Liabilities in excess of other assets	(0.1)	(525,004)

NET ASSETS	100.0%	$755,774,710

†	Variable Rate Security — the rate reflected is as of March 31, 2010, maturity date reflects next reset date.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	At March 31, 2010, the cost of securities for federal income tax purposes was the same for book purposes.

FDIC - Federal Deposit Insurance Corp.

Industry Allocation*

U.S. Government Agencies	59.9%
Foreign Banks	14.9
Diversified Financial Services	4.7
Repurchase Agreement	4.6
Money Center Banks	4.1
Domestic Banks	3.4
Super-Regional Banks-US	3.4
Commercial Banks - Canadian	3.3
Finance	1.8

100.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Certificates of Deposit	$—	$112,125,440	$—	$112,125,440
Commercial Paper	—	37,000,000	—	37,000,000
Corporate Bonds & Notes	—	5,000,000	—	5,000,000
Medium Term Notes	—	114,864,135	—	114,864,135
U.S. Government Agencies	—	452,848,139	—	452,848,139
Repurchase Agreement	—	34,462,000	—	34,462,000

Total	$—	$756,299,714	$—	$756,299,714

See Notes to Portfolio of Investments

SunAmerica Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2010 (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 99.2%
Arizona — 2.0%
Maricopa County, Arizona Industrial Development Authority (LOC - Harris Trust & Savings Bank) 0.45% due 04/01/10†	$460,000	$460,000
Maricopa County, Arizona Industrial Development Authority Multi Family Housing Series A (LOC - Wells Fargo Bank N.A.) 0.45% due 04/01/10†	1,390,000	1,390,000

		1,850,000

California — 9.2%
Big Bear Lake, California Industrial Series A (LOC - KBC Bank N.V.) 0.31% due 04/07/10†	2,000,000	2,000,000
California Health Facilities Financing Authority Series B (LOC - U.S.Bank N.A.) 0.27% due 04/01/10†	1,290,000	1,290,000
California State Department of Water Resources Supply Series F-4 (LOC- Bank of America N.A.) 0.27% due 04/01/10†	270,000	270,000
California State Department of Water Resources Supply Series B-2 (LOC - BNP Paribas) 0.29% due 04/01/10†	1,540,000	1,540,000
California State Department of Water Resources Supply Series C-11 (LOC - KBC Bank NV & Bank of Nova Scotia) 0.30% due 04/01/10†	600,000	600,000
San Bernardino County, California Certificates of Participation Improvement Project (LOC - BNP Paribas) 0.29% due 04/01/10†	1,300,000	1,300,000
San Jose, California Redevelopment Agency Class B (LOC - JP Morgan Chase Bank) 0.33% due 04/07/10†	250,000	250,000
University of California Medical Center Series B-1 0.30% due 04/01/10†	1,320,000	1,320,000

		8,570,000

Colorado — 6.4%
Colorado Educational & Cultural Facilities Authorities Series D-1 (LOC - JP Morgan Chase Bank) 0.30% due 04/01/10†	300,000	300,000
Colorado Housing & Finance Authority Series I-B2 0.30% due 04/07/10†	1,440,000	1,440,000
Colorado Housing & Finance Authority Series I-B3 0.31% due 04/07/10†	335,000	335,000
Colorado Springs, Colorado Utilities Series A 0.30% due 04/01/10†	3,880,000	3,880,000

		5,955,000

Connecticut — 0.5%
Connecticut State Housing Finance Authority Series A-1 0.30% due 04/01/10†	450,000	450,000

District of Columbia — 3.7%
Metropolitan Washington D.C. Airports Authority System Series A-2 0.33% due 04/01/10†	3,500,000	3,500,000

Florida — 3.8%
Collier County, Florida Health Facilities Authority (LOC - Wachovia Bank N.A.) 0.27% due 04/07/10†	350,000	350,000
Liberty County, Florida Industrial Development (LOC - Bank of America N.A.) 0.37% due 04/01/10†	1,250,000	1,250,000
Orlando & Orange County, Florida Expressway Authority Series B-1 (LOC-Bank of America N.A.) 0.34% due 04/01/10†	1,900,000	1,900,000

		3,500,000

Idaho — 0.9%
Idaho Health Facilities Authority 0.36% due 04/01/10†	865,000	865,000

Illinois — 5.8%
Chicago, Illinois O’Hare International Airport Series B (LOC - Societe Generale) 0.38% due 04/07/10†	670,000	670,000
Illinois Finance Authority Series E 0.30% due 04/07/10†	695,000	695,000
Illinois State, Illinois Series A 5.50% due 04/01/10	500,000	500,000
Jackson-Union Counties, Illinois Regional Port District (LOC - Wachovia Bank N.A.) 0.27% due 04/07/10†	3,550,000	3,550,000

		5,415,000

Indiana — 3.1%
Indiana State Finance Authority Series A-2 0.29% due 04/01/10†	80,000	80,000
Indiana State Finance Authority Series A-3 0.34% due 04/01/10†	790,000	790,000
Indiana State Development Finance Authority Industrial Development (LOC - JP Morgan Chas Bank) 0.29% due 04/01/10†	2,000,000	2,000,000

		2,870,000

Kansas — 0.5%
Kansas State Department of Transportation Series A-4 0.28% due 04/01/10†	500,000	500,000

Kentucky — 7.1%
Breckinridge County, Kentucky Lease Program (LOC - U.S. Bank N.A.) 0.27% due 04/07/10†	1,425,000	1,425,000
Breckinridge County, Kentucky Lease Program Series A (LOC - U.S. Bank N.A.) 0.27% due 04/07/10†	2,570,000	2,570,000
Kentucky Housing Corp. Series F 0.30% due 04/07/10†	1,090,000	1,090,000
Kentucky Housing Corp. Series I 0.30% due 04/07/10†	995,000	995,000
Trimble County Assoc. of Counties Leasing Trust Lease Program Series A (LOC-U.S. Bank N.A.) 0.29% due 04/01/10†	560,000	560,000

		6,640,000

Maine — 1.8%
Maine State Housing Authority Mortgage Series B-3 0.32% due 04/01/10†	1,690,000	1,690,000

Maryland — 0.1%
Maryland Health & Higher Education Facilities Authority Series B 0.30% due 04/07/10†	100,000	100,000

Massachusetts — 3.6%
Commonwealth of Massachusetts Series B 0.31% due 04/01/10†	395,000	395,000
Massachusetts State Water Resources Authority Series C 0.30% due 04/07/10†	2,935,000	2,935,000

		3,330,000

Michigan — 9.4%
Holt, Michigan Public Schools (LOC-Landsbank Hessen) 0.38% due 04/01/10†	3,990,000	3,990,000
Kent Hospital Finance Authority, Michigan Series B (LOC - Bank of America N.A.) 0.29% due 04/01/10†	2,255,000	2,255,000
Michigan State General Obligation Series A 2.00% due 09/30/10	2,500,000	2,518,246

		8,763,246

Missouri — 0.9%
Missouri State Health & Educational Facilities Authority Series A 0.29% due 04/01/10†	840,000	840,000

New Jersey — 2.9%
New Jersey Economic Development Authority Series R-3 (LOC-Nova Scotia & Lloyds TSB Bank PLC) 0.28% due 04/01/10†	340,000	340,000
New Jersey Economic Development Authority Series V-2 (LOC - Dexia Credit Local) 0.32% due 04/07/10†	2,000,000	2,000,000
New Jersey State Housing & Mortgage Finance Agency Series A 0.30% due 04/01/10†	390,000	390,000

		2,730,000

New Mexico — 1.1%
Santa Fe County, New Mexico Education Facility Series A (LOC-Allied Irish Bank PLC) 0.40% due 04/01/10†	1,000,000	1,000,000

New York — 11.9%
City of New York, New York Series E-5 (LOC-JP Morgan Chase Bank) 0.29% due 04/01/10†	450,000	450,000
City of New York, New York Series H-1 (LOC-Dexia Credit Local) 0.31% due 04/01/10†	270,000	270,000
City of New York, New York Series H-3 0.34% due 04/01/10†	1,300,000	1,300,000
City of New York, New York Series H-4 (LOC - Bank of New York) 0.25% due 04/01/10†	1,465,000	1,465,000
Metropolitan Transportation Authority Series D-1 0.33% due 04/01/10†	1,700,000	1,700,000
Metropolitan Transportation Authority Series G (LOC - BNP Paribas) 0.27% due 04/01/10†	1,730,000	1,730,000
New York City Municipal Water Finance Authority & Sewer System Series B-2 0.29% due 04/01/10†	335,000	335,000
New York City Municipal Water Finance Authority & Sewer System Series F-2 0.30% due 04/01/10†	5,000	5,000
New York City Municipal Water Finance Authority & Sewer System Series F-2 0.31% due 04/01/10†	100,000	100,000
New York City Transitional Finance Authority Series 3-C 0.30% due 04/07/10†	700,000	700,000
New York City Transitional Finance Authority Series 3-D 0.30% due 04/07/10†	910,000	910,000
New York City Transitional Finance Authority Series 2-E 0.30% due 04/07/10†	300,000	300,000
New York, City Municipal Water Finance Authority Water & Sewer Series B 0.27% due 04/01/10†	1,675,000	1,675,000
Triborough Bridge & Tunnel Authority, New York Series AB 0.30% due 04/07/10†	130,000	130,000

		11,070,000

North Carolina — 3.9%
Charlotte-Mecklenburg Hospital Authority 0.29% due 04/01/10†	1,215,000	1,215,000
City of Winston-Salem, North Carolina Series C 0.28% due 04/01/10†	1,400,000	1,400,000
Wilmington, North Carolina General Obligation 0.27% due 04/07/10†	1,040,000	1,040,000

		3,655,000

North Dakota — 4.2%
North Dakota State Housing Finance Agency Series A 0.35% due 04/07/10†	2,060,000	2,060,000
North Dakota State Housing Finance Agency Series B 0.35% due 04/07/10†	1,850,000	1,850,000

		3,910,000

Ohio — 1.1%
Ohio Housing Finance Agency Series B-1 0.31% due 04/07/10†	145,000	145,000
Ohio Housing Finance Agency Multi Family Housing (LOC - Federal Home Loan Bank) 0.33% due 04/01/10†	890,000	890,000

		1,035,000

Oregon — 0.6%
Medford Hospital Facilities Authority 0.30% due 04/01/10†	555,000	555,000

Pennsylvania — 2.4%
Pennsylvania State Higher Educational Facilities Authority Series A-7 (LOC - Allied Irish Bank PLC) 0.39% due 04/01/10†	900,000	900,000
Pittsburgh, Pennsylvania Water & Sewer Authority Series B-1 0.30% due 04/01/10†	1,300,000	1,300,000

		2,200,000

South Dakota — 1.8%
South Dakota Housing Development Authority Series C-1 0.38% due 04/01/10†	1,700,000	1,700,000

Texas — 1.7%
Texas State Economic Development Series A-2 0.31% due 04/07/10†	1,100,000	1,100,000
Texas Water Development Board Series A 0.36% due 04/01/10†	465,000	465,000

		1,565,000

Utah — 1.7%
Utah Housing Corporation Single Family Mortgage Series A 0.34% due 04/07/10†	1,600,000	1,600,000

Virginia — 3.5%
Peninsula Ports Authority, Virginia Series D 0.30% due 04/01/10†	3,300,000	3,300,000

Washington — 2.2%
Washington State Housing Finance Commission (LOC - Bank of America N.A.) 0.29% due 04/01/10†	2,050,000	2,050,000

Wisconsin — 0.1%
Wisconsin Housing & Economic Development Authority Series C 0.34% due 04/07/10†	75,000	75,000

Wyoming — 1.3%
Sweetwater County, Wyoming Environmental Improvement (LOC - Barclays Bank PLC) 0.32% due 04/01/10†	100,000	100,000
Sweetwater County, Wyoming Pollution Control Series A (LOC - Barclays Bank PLC) 0.27% due 04/07/10†	1,100,000	1,100,000

		1,200,000

Registered Investment Company — 0.0%
SSGA Tax Free Money Market Fund (amortized cost $2,280)	2,280	2,280

Total Short-Term Investment Securities (cost $92,485,526)		92,485,526

TOTAL INVESTMENTS — (cost $92,485,526)(1)	99.2%	92,485,526
Other assets less liabilities	0.8	717,679

NET ASSETS —	100.0%	$93,203,205

†	Variable Rate Security - the rate reflected is as of March 31, 2010, maturity date reflects next reset date.
(1)	At March 31, 2010, the cost of securities for federal income tax purposes was the same for book purposes.

LOC — Letter of Credit

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
California	$—	$8,570,000	$—	$8,570,000
Colorado	—	5,955,000	—	5,955,000
Illinois	—	5,415,000	—	5,415,000
Kentucky	—	6,640,000	—	6,640,000
Michigan	—	8,763,246	—	8,763,246
New York	—	11,070,000	—	11,070,000
Other States+	—	46,070,000	—	46,070,000
Registered Investment Companies	—	2,280	—	2,280

Total	$—	$92,485,526	$—	$92,485,526

+	Sum of all other States each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of Short-Term Investment Securities by state, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Money Market Funds, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS – March 31, 2010 – (unaudited)

Note 1. Security Valuation

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Corporation’s Board of Directors (“Board”) has adopted procedures intended to stabilize the Funds’ net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Funds’ market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “Shadow Pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in market prices that vary from those of other funds.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees, etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of March 31, 2010 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

At March 31, 2010, the following Portfolio held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

Portfolio	Percentage Interest	Principal Amount
Money Market Fund	34.46%	$34,462,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated March 31, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $100,000,000, a repurchase price of $100,000,028 and a maturity date of April 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	2.00%	01/15/16	$87,931,100	$102,000,076

ADDITIONAL INFORMATION

Additional information is available in the Funds’ Annual and Semi-annual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commision’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 28, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: May 28, 2010